LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 3,743,751	¥ 1,873,829
Weighted average interest rates of long-term borrowings	7.40%	7.42%
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 508,847	¥ 347,142
Property and equipment
Loans and Borrowings
Assets to secure long-term loans and borrowings	2,493,872	1,513,446
Prepaid land use rights
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 741,032	¥ 13,241